REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM


Board of Managers and Members
Infinity Long/Short Equity Fund, LLC
In planning and performing our audit of the financial statements of Infinity Long/Short Equity Fund, LLC (the
Fund) as of and for the year ended March 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB),
we considered the Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing audit procedures for the purpose of expressing an opinion on the financial statements and
to comply with the requirements of Form N-CEN, but not
for the purpose of expressing an opinion on the
effectiveness of the Funds internal control over financial reporting. Accordingly, we express no such opinion. Management of the Fund is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A funds internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A funds internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail,
accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition
of the funds assets that could have a material effect on
the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or the degree of compliance with policies and procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose
all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no
deficiencies in the Funds internal control over financial reporting and its operation, including controls over safeguarding securities, which we consider to be material weaknesses as defined above as of March 31, 2020.
This report is intended solely for the information and use
of management and the Board of Managers of Infinity Long/Short Equity Fund, LLC and the U.S. Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified
parties.
/s/GRANT THORNTON LLP
Chicago, Illinois
May 29, 2020